Equity Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (10.9%)
*	Facebook Inc. Class A	564,647	166,306
*	Alphabet Inc. Class A	70,591	145,595
*	Alphabet Inc. Class C	67,665	139,974
*	Walt Disney Co.	426,107	78,625
	Comcast Corp. Class A	1,073,015	58,061
	Verizon Communications Inc.	971,346	56,484
*	Netflix Inc.	103,963	54,233
	AT&T Inc.	1,674,111	50,675
*	Charter Communications Inc. Class A	33,199	20,485
*	T-Mobile US Inc.	137,092	17,176
	Activision Blizzard Inc.	181,861	16,913
*	Twitter Inc.	187,370	11,922
	Electronic Arts Inc.	67,533	9,142
	ViacomCBS Inc. Class B	137,932	6,221
*	Take-Two Interactive Software Inc.	27,046	4,779
	Omnicom Group Inc.	50,429	3,739
	Lumen Technologies Inc.	231,333	3,088
	Fox Corp. Class A	78,895	2,849
*	Live Nation Entertainment Inc.	33,622	2,846
	Interpublic Group of Cos. Inc.	91,776	2,680
*	Discovery Inc. Class C	68,111	2,513
	News Corp. Class A	92,655	2,356
*	DISH Network Corp. Class A	58,058	2,102
*,1	Discovery Inc. Class A	38,152	1,658
	Fox Corp. Class B	35,850	1,252
	News Corp. Class B	27,467	645
			862,319
Consumer Discretionary (12.4%)
*	Amazon.com Inc.	100,473	310,871
*	Tesla Inc.	180,251	120,395
	Home Depot Inc.	252,720	77,143
	NIKE Inc. Class B	298,464	39,663
	McDonald's Corp.	175,028	39,231
	Lowe's Cos. Inc.	171,595	32,634
	Starbucks Corp.	276,381	30,200
	Target Corp.	117,572	23,287
*	Booking Holdings Inc.	9,615	22,401
	TJX Cos. Inc.	281,847	18,644
*	General Motors Co.	297,654	17,103
	Dollar General Corp.	57,518	11,654
*	Ford Motor Co.	917,388	11,238

		Shares	Market Value ($000)
	Ross Stores Inc.	83,579	10,022
*	Chipotle Mexican Grill Inc. Class A	6,608	9,389
	eBay Inc.	151,780	9,295
*	Marriott International Inc. Class A	62,462	9,251
*	Aptiv plc	63,383	8,740
*	O'Reilly Automotive Inc.	16,489	8,364
*	Hilton Worldwide Holdings Inc.	65,112	7,873
	Yum! Brands Inc.	70,480	7,625
*	AutoZone Inc.	5,211	7,318
	DR Horton Inc.	77,743	6,928
	Lennar Corp. Class A	63,652	6,443
*	Dollar Tree Inc.	55,207	6,319
	Best Buy Co. Inc.	54,102	6,211
	VF Corp.	75,491	6,033
*	Etsy Inc.	29,616	5,973
*	Expedia Group Inc.	32,516	5,597
*	CarMax Inc.	38,102	5,055
*	Carnival Corp.	186,998	4,963
	Tractor Supply Co.	27,261	4,827
*	Las Vegas Sands Corp.	77,156	4,688
	Garmin Ltd.	35,062	4,623
*	Royal Caribbean Cruises Ltd.	51,470	4,406
	Darden Restaurants Inc.	30,575	4,342
*	Caesars Entertainment Inc.	48,818	4,269
*	Ulta Beauty Inc.	13,235	4,092
	Genuine Parts Co.	33,847	3,912
*	NVR Inc.	811	3,821
	MGM Resorts International	96,515	3,667
*	Penn National Gaming Inc.	34,844	3,653
*	L Brands Inc.	54,965	3,400
	Domino's Pizza Inc.	9,094	3,345
	PulteGroup Inc.	62,311	3,268
	Pool Corp.	9,461	3,266
	Whirlpool Corp.	14,720	3,244
*	Wynn Resorts Ltd.	24,661	3,092
	Hasbro Inc.	29,998	2,883
	Advance Auto Parts Inc.	15,362	2,819
*	LKQ Corp.	65,438	2,770
*	Tapestry Inc.	65,197	2,687
*	Mohawk Industries Inc.	13,826	2,659
	BorgWarner Inc.	56,034	2,598
	Newell Brands Inc.	88,748	2,377
*	Norwegian Cruise Line Holdings Ltd.	85,174	2,350
*	PVH Corp.	16,675	1,763
	Hanesbrands Inc.	81,641	1,606
*	Gap Inc.	48,164	1,434
	Leggett & Platt Inc.	31,378	1,432
*	Ralph Lauren Corp. Class A	11,285	1,390
*	Under Armour Inc. Class A	45,540	1,009
*	Under Armour Inc. Class C	44,108	814
	Lennar Corp. Class B	1,028	85
			982,454
Consumer Staples (6.1%)
	Procter & Gamble Co.	577,963	78,273
	Coca-Cola Co.	910,399	47,987
	PepsiCo Inc.	323,831	45,806
	Walmart Inc.	325,398	44,199
	Costco Wholesale Corp.	103,900	36,623

		Shares	Market Value ($000)
	Philip Morris International Inc.	365,566	32,440
	Altria Group Inc.	436,335	22,323
	Mondelez International Inc. Class A	331,431	19,399
	Colgate-Palmolive Co.	199,141	15,698
	Estee Lauder Cos. Inc. Class A	53,927	15,685
	Kimberly-Clark Corp.	79,335	11,031
	Sysco Corp.	119,825	9,435
	Walgreens Boots Alliance Inc.	168,399	9,245
	Constellation Brands Inc. Class A	39,916	9,101
	General Mills Inc.	143,531	8,801
*	Monster Beverage Corp.	86,735	7,901
	Archer-Daniels-Midland Co.	131,048	7,470
	Kroger Co.	178,875	6,438
	Kraft Heinz Co.	152,026	6,081
	Clorox Co.	29,559	5,701
	Hershey Co.	34,361	5,435
	McCormick & Co. Inc. (Non-Voting)	58,485	5,214
	Tyson Foods Inc. Class A	69,147	5,138
	Church & Dwight Co. Inc.	57,612	5,032
	Conagra Brands Inc.	114,653	4,311
	Kellogg Co.	59,658	3,776
	J M Smucker Co.	25,684	3,250
	Hormel Foods Corp.	66,089	3,158
	Brown-Forman Corp. Class B	42,977	2,964
	Lamb Weston Holdings Inc.	34,431	2,668
	Campbell Soup Co.	47,608	2,393
*	Molson Coors Beverage Co. Class B	44,200	2,261
			485,237
Energy (2.8%)
	Exxon Mobil Corp.	993,705	55,479
	Chevron Corp.	452,153	47,381
	ConocoPhillips	317,957	16,842
	EOG Resources Inc.	136,977	9,935
	Schlumberger NV	328,225	8,924
	Phillips 66	102,559	8,363
	Marathon Petroleum Corp.	152,761	8,171
	Pioneer Natural Resources Co.	48,317	7,674
	Kinder Morgan Inc.	457,199	7,612
	Valero Energy Corp.	95,974	6,872
	Williams Cos. Inc.	284,956	6,751
	ONEOK Inc.	104,498	5,294
	Occidental Petroleum Corp.	196,625	5,234
	Hess Corp.	64,213	4,544
	Halliburton Co.	208,494	4,474
	Baker Hughes Co. Class A	171,522	3,707
	Diamondback Energy Inc.	42,374	3,114
	Devon Energy Corp.	139,318	3,044
	Marathon Oil Corp.	185,517	1,981
	Cabot Oil & Gas Corp.	93,477	1,755
	APA Corp.	88,611	1,586
	HollyFrontier Corp.	35,090	1,256
*	NOV Inc.	90,986	1,248
			221,241
Financials (11.2%)
	JPMorgan Chase & Co.	716,262	109,037
*	Berkshire Hathaway Inc. Class B	415,913	106,253
	Bank of America Corp.	1,783,171	68,991

		Shares	Market Value ($000)
	Wells Fargo & Co.	970,398	37,914
	Citigroup Inc.	489,957	35,644
	Morgan Stanley	352,233	27,354
	Goldman Sachs Group Inc.	80,762	26,409
	BlackRock Inc.	33,317	25,120
	Charles Schwab Corp.	351,271	22,896
	American Express Co.	153,176	21,665
	S&P Global Inc.	56,498	19,937
	Truist Financial Corp.	316,158	18,438
	US Bancorp	320,784	17,743
	PNC Financial Services Group Inc.	99,503	17,454
	CME Group Inc.	84,267	17,210
	Chubb Ltd.	105,681	16,694
	Intercontinental Exchange Inc.	131,820	14,722
	Marsh & McLennan Cos. Inc.	119,290	14,530
	Capital One Financial Corp.	107,802	13,716
	Progressive Corp.	137,496	13,146
	Aon plc Class A	53,053	12,208
	Moody's Corp.	37,766	11,277
	MetLife Inc.	176,464	10,727
	American International Group Inc.	203,026	9,382
	T. Rowe Price Group Inc.	53,515	9,183
	Bank of New York Mellon Corp.	189,417	8,958
	Travelers Cos. Inc.	59,217	8,906
	Prudential Financial Inc.	93,187	8,489
	Allstate Corp.	71,119	8,172
	MSCI Inc. Class A	19,391	8,130
*	Berkshire Hathaway Inc. Class A	21	8,100
	Aflac Inc.	150,419	7,698
	State Street Corp.	82,635	6,942
	Willis Towers Watson plc	30,279	6,930
	First Republic Bank	41,337	6,893
	Discover Financial Services	72,020	6,841
	Ameriprise Financial Inc.	27,432	6,377
*	SVB Financial Group	12,681	6,260
	Fifth Third Bancorp	167,048	6,256
	Arthur J Gallagher & Co.	45,411	5,666
	Hartford Financial Services Group Inc.	84,023	5,612
	Synchrony Financial	127,285	5,175
	Northern Trust Corp.	48,921	5,142
	Regions Financial Corp.	225,750	4,664
	M&T Bank Corp.	30,162	4,573
	KeyCorp	227,794	4,551
	MarketAxess Holdings Inc.	8,922	4,442
	Citizens Financial Group Inc.	99,964	4,413
	Nasdaq Inc.	27,058	3,990
	Huntington Bancshares Inc.	238,809	3,754
	Cincinnati Financial Corp.	35,231	3,632
	Principal Financial Group Inc.	59,436	3,564
	Raymond James Financial Inc.	28,720	3,520
	Loews Corp.	53,197	2,728
	Lincoln National Corp.	42,297	2,634
	Cboe Global Markets Inc.	25,125	2,480
	W R Berkley Corp.	32,837	2,474
	Comerica Inc.	32,691	2,345
	Everest Re Group Ltd.	9,393	2,328
	Invesco Ltd.	88,472	2,231
	Globe Life Inc.	22,270	2,152

		Shares	Market Value ($000)
	Zions Bancorp NA	38,535	2,118
	Assurant Inc.	13,568	1,924
	Franklin Resources Inc.	64,135	1,898
	People's United Financial Inc.	99,677	1,784
	Unum Group	47,643	1,326
			893,722
Health Care (12.9%)
	Johnson & Johnson	617,030	101,409
	UnitedHealth Group Inc.	221,893	82,560
	Abbott Laboratories	415,846	49,835
	Pfizer Inc.	1,309,278	47,435
	Merck & Co. Inc.	593,947	45,787
	AbbVie Inc.	414,513	44,859
	Thermo Fisher Scientific Inc.	92,425	42,181
	Medtronic plc	316,445	37,382
	Eli Lilly & Co.	186,730	34,885
	Amgen Inc.	135,570	33,731
	Danaher Corp.	148,793	33,490
	Bristol-Myers Squibb Co.	525,921	33,201
	CVS Health Corp.	307,804	23,156
	Anthem Inc.	57,485	20,634
*	Intuitive Surgical Inc.	27,634	20,420
	Cigna Corp.	82,587	19,965
	Gilead Sciences Inc.	294,961	19,063
	Stryker Corp.	76,827	18,714
	Zoetis Inc. Class A	111,532	17,564
	Becton Dickinson & Co.	68,209	16,585
*	Illumina Inc.	34,245	13,152
*	Vertex Pharmaceuticals Inc.	61,018	13,112
*	Boston Scientific Corp.	332,687	12,858
	Humana Inc.	30,247	12,681
*	Edwards Lifesciences Corp.	146,599	12,262
	HCA Healthcare Inc.	62,230	11,720
*	Regeneron Pharmaceuticals Inc.	24,712	11,692
*	Biogen Inc.	35,762	10,004
	Baxter International Inc.	118,576	10,001
*	IDEXX Laboratories Inc.	20,054	9,813
*	Align Technology Inc.	16,904	9,154
	Agilent Technologies Inc.	71,542	9,096
*	Centene Corp.	136,622	8,731
*	IQVIA Holdings Inc.	44,918	8,675
*	Dexcom Inc.	22,587	8,118
*	Alexion Pharmaceuticals Inc.	51,629	7,895
	Zimmer Biomet Holdings Inc.	48,758	7,805
	McKesson Corp.	37,344	7,284
	ResMed Inc.	34,141	6,624
*	Mettler-Toledo International Inc.	5,501	6,357
*	Laboratory Corp. of America Holdings	22,911	5,843
	Cerner Corp.	71,912	5,169
	West Pharmaceutical Services Inc.	17,387	4,899
	Teleflex Inc.	10,941	4,546
*	Hologic Inc.	60,392	4,492
	Cooper Cos. Inc.	11,520	4,425
*	Catalent Inc.	39,900	4,202
	Cardinal Health Inc.	68,886	4,185
*	Waters Corp.	14,625	4,156
	AmerisourceBergen Corp. Class A	34,661	4,092
	Quest Diagnostics Inc.	31,278	4,014

		Shares	Market Value ($000)
*	Viatris Inc.	283,089	3,955
*	Varian Medical Systems Inc.	21,613	3,815
	STERIS plc	20,027	3,815
*	Incyte Corp.	43,886	3,567
*	ABIOMED Inc.	10,600	3,379
	PerkinElmer Inc.	26,272	3,370
	DENTSPLY SIRONA Inc.	51,453	3,283
*	Bio-Rad Laboratories Inc. Class A	5,067	2,894
	Universal Health Services Inc. Class B	18,271	2,437
*	Henry Schein Inc.	33,542	2,322
*	DaVita Inc.	16,923	1,824
	Perrigo Co. plc	31,181	1,262
			1,025,836
Industrials (8.8%)
	Honeywell International Inc.	163,265	35,440
	Union Pacific Corp.	157,215	34,652
*	Boeing Co.	128,791	32,806
	Caterpillar Inc.	127,997	29,679
	United Parcel Service Inc. Class B	168,904	28,712
	Raytheon Technologies Corp.	356,664	27,559
	Deere & Co.	73,572	27,526
	General Electric Co.	2,058,221	27,024
	3M Co.	135,945	26,194
	Lockheed Martin Corp.	57,862	21,380
	CSX Corp.	178,933	17,253
	FedEx Corp.	57,246	16,260
	Norfolk Southern Corp.	59,112	15,873
	Illinois Tool Works Inc.	67,610	14,977
	Eaton Corp. plc	93,436	12,920
	Emerson Electric Co.	140,823	12,705
	Waste Management Inc.	91,351	11,786
	Northrop Grumman Corp.	36,397	11,780
	Johnson Controls International plc	169,056	10,088
	Roper Technologies Inc.	24,615	9,928
	General Dynamics Corp.	54,436	9,883
	L3Harris Technologies Inc.	48,259	9,781
	Parker-Hannifin Corp.	30,323	9,565
	Trane Technologies plc	55,977	9,268
	Cummins Inc.	34,739	9,001
*	Southwest Airlines Co.	138,740	8,471
	IHS Markit Ltd.	87,503	8,469
	Carrier Global Corp.	191,964	8,105
	PACCAR Inc.	81,489	7,572
*	TransDigm Group Inc.	12,845	7,552
	Stanley Black & Decker Inc.	37,791	7,546
	Rockwell Automation Inc.	27,283	7,242
*	Delta Air Lines Inc.	149,857	7,235
	Cintas Corp.	20,731	7,076
	AMETEK Inc.	54,157	6,917
	Fastenal Co.	134,787	6,777
	Verisk Analytics Inc. Class A	38,217	6,753
	Otis Worldwide Corp.	95,636	6,546
	Kansas City Southern	21,356	5,636
	Fortive Corp.	79,324	5,603
*	United Rentals Inc.	16,962	5,586
	Old Dominion Freight Line Inc.	22,542	5,419
*	Copart Inc.	48,882	5,309
	Equifax Inc.	28,600	5,180

		Shares	Market Value ($000)
	Republic Services Inc. Class A	49,454	4,913
*	Generac Holdings Inc.	14,733	4,824
	Dover Corp.	33,668	4,617
	Xylem Inc.	42,343	4,454
*	Ingersoll Rand Inc.	87,603	4,311
*	United Airlines Holdings Inc.	74,675	4,297
	Expeditors International of Washington Inc.	39,728	4,278
	WW Grainger Inc.	10,314	4,135
	Jacobs Engineering Group Inc.	30,530	3,947
	IDEX Corp.	17,834	3,733
	Masco Corp.	60,251	3,609
*	Teledyne Technologies Inc.	8,686	3,593
*	American Airlines Group Inc.	149,967	3,584
	JB Hunt Transport Services Inc.	19,643	3,301
	Westinghouse Air Brake Technologies Corp.	41,608	3,294
	Fortune Brands Home & Security Inc.	32,496	3,114
	Leidos Holdings Inc.	31,341	3,018
	CH Robinson Worldwide Inc.	31,364	2,993
	Textron Inc.	53,197	2,983
*	Howmet Aerospace Inc.	91,749	2,948
	Snap-on Inc.	12,752	2,942
	Quanta Services Inc.	32,429	2,853
	Allegion plc	21,261	2,671
	Pentair plc	39,101	2,437
	A O Smith Corp.	31,798	2,150
	Nielsen Holdings plc	83,868	2,109
	Robert Half International Inc.	26,517	2,070
*	Alaska Air Group Inc.	29,253	2,025
	Huntington Ingalls Industries Inc.	9,419	1,939
	Rollins Inc.	51,874	1,785
			699,961
Information Technology (26.5%)
	Apple Inc.	3,704,361	452,488
	Microsoft Corp.	1,770,423	417,413
	Visa Inc. Class A	398,144	84,299
	NVIDIA Corp.	145,539	77,708
	Mastercard Inc. Class A	205,814	73,280
*	PayPal Holdings Inc.	274,922	66,762
	Intel Corp.	953,740	61,039
*	Adobe Inc.	112,513	53,485
	Cisco Systems Inc.	991,044	51,247
*	salesforce.com Inc.	215,426	45,642
	Broadcom Inc.	95,828	44,432
	Accenture plc Class A	148,877	41,127
	Texas Instruments Inc.	216,004	40,823
	QUALCOMM Inc.	266,667	35,357
	Oracle Corp.	435,367	30,550
	Applied Materials Inc.	215,411	28,779
	International Business Machines Corp.	209,783	27,956
	Intuit Inc.	64,278	24,622
*	Micron Technology Inc.	262,606	23,164
*	ServiceNow Inc.	46,034	23,022
*	Advanced Micro Devices Inc.	284,475	22,331
	Fidelity National Information Services Inc.	145,809	20,502
	Lam Research Corp.	33,548	19,969
	Automatic Data Processing Inc.	100,460	18,934
*	Fiserv Inc.	135,155	16,089
*	Autodesk Inc.	51,614	14,305

		Shares	Market Value ($000)
	Global Payments Inc.	69,311	13,972
	Analog Devices Inc.	86,600	13,430
	NXP Semiconductors NV	65,025	13,092
	KLA Corp.	36,170	11,951
	TE Connectivity Ltd.	77,657	10,026
	Microchip Technology Inc.	63,213	9,812
	Cognizant Technology Solutions Corp. Class A	124,571	9,732
	HP Inc.	294,184	9,340
	Amphenol Corp. Class A	140,628	9,277
*	Cadence Design Systems Inc.	65,501	8,973
*	Synopsys Inc.	35,781	8,866
	Corning Inc.	180,488	7,853
	Motorola Solutions Inc.	39,705	7,467
	Paychex Inc.	75,303	7,381
	Xilinx Inc.	57,632	7,141
	Skyworks Solutions Inc.	38,739	7,108
*	ANSYS Inc.	20,380	6,920
*	Keysight Technologies Inc.	43,633	6,257
*	Zebra Technologies Corp. Class A	12,547	6,088
*	Fortinet Inc.	31,837	5,871
	Maxim Integrated Products Inc.	62,908	5,748
	CDW Corp.	33,146	5,494
*	FleetCor Technologies Inc.	19,561	5,255
*	Enphase Energy Inc.	30,240	4,904
*	Qorvo Inc.	26,547	4,850
	Hewlett Packard Enterprise Co.	304,970	4,800
	Western Digital Corp.	71,745	4,789
	Teradyne Inc.	39,194	4,769
*	VeriSign Inc.	23,327	4,636
*	Trimble Inc.	58,956	4,586
*	Paycom Software Inc.	11,510	4,259
	Broadridge Financial Solutions Inc.	27,143	4,156
	Citrix Systems Inc.	28,899	4,056
*	Tyler Technologies Inc.	9,511	4,038
*	Akamai Technologies Inc.	38,371	3,910
*	Arista Networks Inc.	12,883	3,889
*	Gartner Inc.	20,796	3,796
	NetApp Inc.	52,165	3,791
	Seagate Technology plc	47,079	3,613
	Monolithic Power Systems Inc.	10,050	3,550
*	F5 Networks Inc.	14,504	3,026
	NortonLifeLock Inc.	136,375	2,899
	Jack Henry & Associates Inc.	17,828	2,705
	Western Union Co.	96,641	2,383
	Juniper Networks Inc.	76,782	1,945
*	DXC Technology Co.	59,654	1,865
*	IPG Photonics Corp.	8,453	1,783
	FLIR Systems Inc.	30,747	1,736
	Xerox Holdings Corp.	2,512	61
			2,103,174
Materials (2.7%)
	Linde plc	122,714	34,377
	Air Products and Chemicals Inc.	51,937	14,612
	Sherwin-Williams Co.	18,926	13,968
	Ecolab Inc.	58,391	12,500
	Newmont Corp.	187,830	11,321
*	Freeport-McMoRan Inc.	342,344	11,273
	Dow Inc.	174,907	11,184

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	126,381	9,767
	PPG Industries Inc.	55,575	8,351
	International Flavors & Fragrances Inc.	58,394	8,152
	Corteva Inc.	174,714	8,145
	Ball Corp.	76,959	6,521
	LyondellBasell Industries NV Class A	60,382	6,283
	Nucor Corp.	70,064	5,624
	Vulcan Materials Co.	31,078	5,244
	International Paper Co.	92,407	4,996
	Martin Marietta Materials Inc.	14,642	4,917
	Amcor plc	366,151	4,277
	Celanese Corp. Class A	26,758	4,009
	Albemarle Corp.	27,337	3,994
	Avery Dennison Corp.	19,463	3,574
	Eastman Chemical Co.	31,917	3,515
	FMC Corp.	30,425	3,365
	Westrock Co.	61,966	3,225
	Packaging Corp. of America	22,323	3,002
	Mosaic Co.	81,070	2,563
	CF Industries Holdings Inc.	50,291	2,282
	Sealed Air Corp.	36,372	1,667
			212,708
Real Estate (2.4%)
	American Tower Corp.	104,309	24,936
	Prologis Inc.	173,551	18,396
	Crown Castle International Corp.	101,235	17,426
	Equinix Inc.	20,957	14,242
	Digital Realty Trust Inc.	65,995	9,295
	Public Storage	35,705	8,810
	Simon Property Group Inc.	77,116	8,773
	SBA Communications Corp. Class A	25,678	7,127
	Welltower Inc.	98,023	7,021
	Weyerhaeuser Co.	175,692	6,255
*	CBRE Group Inc. Class A	78,720	6,227
	AvalonBay Communities Inc.	32,771	6,047
	Equity Residential	80,562	5,771
	Realty Income Corp.	87,758	5,573
	Alexandria Real Estate Equities Inc.	29,879	4,909
	Ventas Inc.	88,034	4,696
	Essex Property Trust Inc.	15,232	4,141
	Extra Space Storage Inc.	30,945	4,102
	Healthpeak Properties Inc.	126,373	4,011
	Mid-America Apartment Communities Inc.	26,835	3,874
	Duke Realty Corp.	87,611	3,673
	Boston Properties Inc.	33,349	3,377
	UDR Inc.	69,636	3,054
*	Host Hotels & Resorts Inc.	165,906	2,795
	Iron Mountain Inc.	67,767	2,508
	Regency Centers Corp.	37,077	2,103
	Kimco Realty Corp.	101,531	1,904
	Vornado Realty Trust	36,784	1,670
	Federal Realty Investment Trust	16,406	1,664
	SL Green Realty Corp.	440	31
			194,411
Utilities (2.6%)
	NextEra Energy Inc.	460,031	34,783
	Duke Energy Corp.	180,396	17,414

			Shares	Market Value ($000)
		Southern Co.	247,959	15,413
		Dominion Energy Inc.	189,089	14,363
		Exelon Corp.	229,351	10,032
		American Electric Power Co. Inc.	116,555	9,872
		Sempra Energy	71,031	9,417
		Xcel Energy Inc.	126,194	8,393
		Public Service Enterprise Group Inc.	118,621	7,142
		Eversource Energy	80,548	6,975
		WEC Energy Group Inc.	74,087	6,934
		American Water Works Co. Inc.	42,575	6,383
		DTE Energy Co.	45,422	6,047
		Consolidated Edison Inc.	80,275	6,005
		Edison International	89,019	5,216
		PPL Corp.	180,724	5,212
		Ameren Corp.	59,550	4,845
		Entergy Corp.	47,063	4,681
		FirstEnergy Corp.	127,439	4,421
		AES Corp.	156,779	4,203
		CMS Energy Corp.	67,941	4,159
		Alliant Energy Corp.	58,749	3,182
		Evergy Inc.	53,378	3,178
		Atmos Energy Corp.	30,023	2,968
		CenterPoint Energy Inc.	129,262	2,928
		NiSource Inc.	91,779	2,213
		NRG Energy Inc.	57,426	2,167
		Pinnacle West Capital Corp.	26,443	2,151
				210,697
Total Common Stocks (Cost $4,076,862)				7,891,760
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $44,610)	0.081%	446,100	44,610
Total Investments (99.9%) (Cost $4,121,472)				7,936,370
Other Assets and Liabilities—Net (0.1%)				6,573
Net Assets (100%)				7,942,943
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,565,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,620,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	259	51,378	325

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.